Customer deposits	12 Months Ended
Dec. 31, 2020
Customer deposits
Customer deposits

20. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2019	12/31/2020

Classification:
Other financial liabilities at fair value through profit or loss	129,216	130,292
Financial liabilities at amortized cost	630,055	742,201
	759,271	872,493
Type:
Repurchase agreements	129,216	138,616
Demand deposits:
Current accounts	424,563	499,458
Other deposits	24,010	43,860
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	7,799	23,052
Others	16,211	20,808
Time deposits:
Fixed-term deposits	179,768	189,686
Accrued interest	1,714	873
	759,271	872,493
Currency:
Peso	677,634	785,713
USD	81,631	86,780
Other currencies	6	—
	759,271	872,493

As of December 31, 2019 and 2020, Customer deposits of 7,799 million pesos and 23,052 million pesos, respectively, have been received in connection with OTC financial derivatives transactions (see Note 32).

Note 45.a includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Customer deposits – Financial liabilities at amortized cost.